CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 142,373	$ 35,475
Accounts receivable, net	19,948	80,200
Prepaid expenses and other current assets	128,646	71,603
Total current assets	290,967	187,278
Property and equipment	4,616	12,608
Other assets:
Intangible assets, net	128,958	145,627
Total assets	424,541	345,513
Current liabilities:
Accounts payable and other current liabilities	790,930	736,953
Due to officers/stockholders	247,259	473,129
Income taxes payable	409	717
Total current liabilities	1,038,598	1,210,799
Long-term liabilities:
Loans from stockholders	3,241,768	5,431,122
Other loans payable	219,549	300,000
Total long-term liabilities	3,461,317	5,731,122
Total liabilities	4,499,915	6,941,921
Commitments and contingencies	0	0
Stockholders equity (deficit):
Common stock	23,542	257,431
Preferred stock	226,654	0
Additional paid-in capital	20,920,817	14,067,931
Equity of variable interest entities	920,980	1,004,150
Other comprehensive income	360,464	264,002
Deficit accumulated during the development stage	(25,192,142)	(20,891,469)
Stockholders' Equity Attributable to Parent	(2,739,685)	(5,297,955)
Stock subscription receivable	0	(42,141)
Total stockholders equity (deficit)	(2,739,685)	(5,340,096)
Noncontrolling interest	(1,335,689)	(1,256,312)
Total equity (deficit)	(4,075,374)	(6,596,408)
Total liabilities and equity (deficit)	$ 424,541	$ 345,513